Long-Term Debt (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Jan. 17, 2012
Debt Disclosure [Abstract]
Credit Facilities	$ 808,218	$ 939,514	$ 28,358
Term bank loans	572,080	502,913
Total	1,380,298	1,442,427
Less - current portion	(126,361)	(186,651)
Long-term portion	$ 1,253,937	$ 1,255,776